First Trust China AlphaDEX Fund Shareholder Fees	Dec. 31, 2025
First Trust China AlphaDEX Fund | First Trust China AlphaDEX Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%